Trade and Other Receivables and Assets (Schedule of Trade and Other Receivables and Assets) (Details) - EUR (€) € in Thousands		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[2]
Other receivables
Government authorities		€ 2,306	€ 2,213
Income receivable		3,436	2,753
Interest receivable		153	38
Current tax		48	173
Current Maturities of loan to an equity accounted investee		3,165	1,236
Trade receivable		407	329
Forward contracts	[1]	580	2,028
Prepaid expenses and other		550	717
Total Current Assets and other receivables		10,645	9,487	[2]	€ 7,552
Long term receivables
Advance tax payment		1,078	903
Forward contracts	[1]	12	2,227
Annual rent deposits		30	35
Other		415	96
Total Non current Assets and Long term receivables		€ 1,535	€ 3,261

[1]	In November 2016, the Company closed euro/USD forward contracts with an accumulated profit of approximately 4,255 thousand (approximately $4,474). Proceeds of approximately 2,647 were received during 2017 and the remaining proceeds of approximately 1,100 thousand (approximately $1,300) are expected to be received between May 2018 and March 2019 (depending on the relevant dates of the forward positions). In December 2017, the Company closed euro/USD forward contracts with an accumulated loss of approximately 497 thousand (approximately $597).
[2]	Please refer to note 2C for functional and presentation currency.